Expense Example - Elfun Diversified Fund - Elfun Diversified Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 454